Financial Risk Factors and Risk Management - Details on Hedging Instruments in Interest Rate Hedges (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Interest Rate Swaps for EUR | 2027
FINANCIAL RISK FACTORS
Notional amount	€ 1,000
Average variable interest rate	1.476%
Interest Rate Swaps for EUR | 2028
FINANCIAL RISK FACTORS
Notional amount	€ 1,000
Average variable interest rate	0.90%
Interest Rate Swaps for EUR | 2029
FINANCIAL RISK FACTORS
Notional amount	€ 800
Average variable interest rate	0.24%
Interest Rate Swaps for EUR | 2030
FINANCIAL RISK FACTORS
Notional amount	€ 500
Average variable interest rate	0.875%
Interest Rate Swaps for EUR | 2031
FINANCIAL RISK FACTORS
Notional amount	€ 1,250
Average variable interest rate	1.038%
Interest Rate Swaps for USD | 2022
FINANCIAL RISK FACTORS
Notional amount	€ 181
Average variable interest rate	1.031%
Interest Rate Swaps for USD | 2024
FINANCIAL RISK FACTORS
Notional amount	€ 81
Average variable interest rate	0.91%